Derivatives (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Derivatives, Fair Value [Line Items]
Derivative Asset, Fair Value, Gross Asset	$ 1,460	$ 2,370
Derivative Liability, Fair Value, Gross Liability	841	970
Maximum Amount of Future Payments under Credit Default Swaps	2,243	2,456
Estimated Fair Value of Credit Default Swaps	38	22
Derivative Instruments, Gain (Loss) [Line Items]
Embedded derivatives	(94)	1,292	250
Derivative Instrument Detail [Abstract]
Net amounts reclassified into net derivatives gains (losses) on discontinued cash flow hedges	0	0	1
Hedging exposure to variability in future cash flows for specific length of time	6 years	7 years
Accumulated Other Comprehensive Income (Loss)	39	243
Deferred net gains (losses) expected to be reclassified to earnings	1
Cash collateral on derivative assets	21	0
Cash collateral on derivative liabilities	19	53
Customer Securities for which Entity has Right to Sell or Repledge, Fair Value of Securities Sold or Repledged	0
Over The Counter [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Excess securities collateral received on derivatives	(34)	0
Excess securities collateral provided on derivatives	1	0
Exchange-cleared [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Excess securities collateral provided on derivatives	29	0
Exchange Traded [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Excess securities collateral provided on derivatives	46	0
Nonperformance Risk [Member] | Direct And Assumed Guaranteed Minimum Benefit [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Embedded derivatives	(156)	(235)	354
Nonperformance Risk [Member] | Ceded Guaranteed Minimum Benefit [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Embedded derivatives	76	124	(476)
Accrued Liabilities [Member]
Derivatives, Fair Value [Line Items]
Derivative Asset, Fair Value, Gross Asset	40	66
Derivative Liability, Fair Value, Gross Liability	$ 25	$ 46